UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported) February 14, 2017

Exact name of securitizer as specified in its charter:  Column Financial, Inc.

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001628601

Patrick A. Remmert, President, (212) 325-7579
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

________________________________________________
(Exact name of issuing entity as specified in its charter)

 Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): __________________

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(1)

No Activity to Report.

(1)  In connection with the preparation of this filing, we undertook the following steps to gather the  information required by this Form ABS-15G and Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making a request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. In this effort, we made requests of all trustees and unaffiliated co-sponsors of applicable commercial mortgage backed securities transactions.  We followed up requests made of Demand Entities as we deemed appropriate.

The scope of this Form ABS-15G is limited to transactions in which Column Financial, Inc. is a sponsor, and the depositor is not an affiliate of Column Financial, Inc.

Credit Suisse First Boston Mortgage Securities Corp. (CIK number:  0000802106), Credit Suisse Commercial Mortgage Securities Corp. (CIK number:  0001654060) and DLJ Commercial Mortgage Corp. (CIK number:  0001042500), affiliates of Column Financial, Inc., are each filing a separate Form ABS-15G with respect to transactions in which Credit Suisse First Boston Mortgage Securities, Credit Suisse Commercial Mortgage Securities Corp. or DLJ Commercial Mortgage Corp., as applicable, is the depositor, and the sponsor is either (i) not an affiliate of the depositor or (ii) an affiliate of the depositor that will not file a Form ABS-15G covering the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COLUMN FINANCIAL, INC. (Securitizer)

Date: February 14, 2017
	By:	/s/ Charles Lee
Name: Charles Lee
Title: Vice President